Property, Plant and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment
Schedule of Property, Plant and Equipment

	As of
(in thousands)	September 30, 2021	December 31, 2020
Computers and peripheral equipment	$16,738	$14,577
Office furniture and equipment	1,104	1,124
Leasehold improvements	9,315	9,267
Capitalized software development costs	13,236	8,382
Less accumulated depreciation and amortization	(23,700)	(15,243)
Total property, plant and equipment, net	$16,693	$18,107

	As of
	December 31,	December 31,
(in thousands)	2020	2019
Computers and peripheral equipment	$14,577	$12,666
Office furniture and equipment	1,124	387
Leasehold improvements	9,267	5,736
Capitalized software development costs	8,382	3,144
Less accumulated depreciation and amortization	(15,243)	(8,495)
Total property, plant and equipment, net	$18,107	$13,438